Debt and Capital Structure - Summary of Net Debt to Adjusted EBITDA (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	$ 0			$ 0			$ 0	$ 79
Long-Term Debt	11,228			11,228			11,228	12,385
Total borrowings	11,228			11,228			11,228	12,385
Less: Cash and Cash Equivalents	(3,693)	$ (1,055)		(3,693)	$ (1,055)		(3,693)	(2,873)	$ (3,399)	$ (873)	$ (378)
Net debt	7,535			7,535			$ 7,535	$ 9,591
Net Earnings (Loss)	2,432	224	[1]	4,057	444	[1]
Add (Deduct):
Interest Income	(8)	(3)	[1]	(23)	(7)	[1]
Foreign Exchange (Gain) Loss, Net	192	(172)	[1]	90	(289)	[1]
Re-measurement of Contingent Payment	15	249	[1]	251	436	[1]
Other (Income) Loss, Net	(38)	$ (29)	[1]	(408)	$ (101)	[1]
Net Debt to Adjusted EBITDA							60.00%	120.00%
Rolling Twelve Month Basis
Disclosure of objectives, policies and processes for managing capital [line items]
Short-Term Borrowings	0			0			$ 0	$ 79
Current Portion of Long-Term Debt	0			0			0	0
Long-Term Debt	11,228			11,228			11,228	12,385
Total borrowings	11,228			11,228			11,228	12,464
Less: Cash and Cash Equivalents	(3,693)			(3,693)			(3,693)	(2,873)
Net debt	$ 7,535			$ 7,535			7,535	9,591
Net Earnings (Loss)							4,200	587
Add (Deduct):
Finance Costs							1,030	1,082
Interest Income							(39)	(23)
Income Tax Expense (Recovery)							1,926	728
Depreciation, Depletion and Amortization							5,967	5,886
E&E Write-Down							(2)	18
Unrealized (Gain) Loss on Risk Management							(321)	2
Foreign Exchange (Gain) Loss, Net							205	(174)
Re-measurement of Contingent Payment							390	575
(Gain) Loss on Divestitures of Assets							(461)	(229)
Other (Income) Loss, Net							(616)	(309)
Share of (Income) Loss From Equity-Accounted Affiliates							(32)	(57)
Adjusted EBITDA							$ 12,247	$ 8,086

[1]	See Note 3 for revisions to prior period results.